Financial risk management - Sensitivity analysis (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Financial instruments at fair value
Earnings before tax, 5% increase	€ 953	€ (101)
Earnings before tax, 5% decrease	(1,053)	112
Equity, 5% increase	953	(101)
Equity, 5% decrease	€ (1,053)	€ 112